Other Receivables - Summary of Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Receivables from services and sales of other assets	$ 5	$ 19	$ 26
Tax credit and export rebates	349	142	120
Loans to third parties and balances with related parties	31	16	13
Collateral deposits	5	34	26
Prepaid expenses	41	88	42
Advances and loans to employees	5	4	3
Advances to suppliers and custom agents	165	150	102
Receivables with partners in JO	178	142	49
Insurance receivables		1	13
Miscellaneous	30	21	16
Other current receivables before provision	809	617	410
Provision for other doubtful receivables	(1)	(1)	(1)
Net Other current receivables	808	616	409
Noncurrent
Receivables from services and sales of other assets	12	20	7
Tax credit and export rebates	152	148	110
Loans to third parties and balances with related parties	10	10	10
Collateral deposits			25
Prepaid expenses	23	9	9
Advances and loans to employees	1	1
Receivables with partners in JO	16	10	28
Miscellaneous	6	7	2
Other non current receivables before provision	220	205	191
Provision for other doubtful receivables	(15)	(15)	(16)
Net other non current receivables	$ 205	$ 190	$ 175